EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2021
Investments in subsidiaries, joint ventures and associates [abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)
Balance, beginning of period	$41,327
Additions, net of (disposals)[1]	1,497
Acquisitions through business combinations	74
Share of comprehensive income	1,237
Distributions received	(891)
Return of capital	(152)
Foreign currency translation and other	223
Balance, end of period	$43,315
1.Includes assets sold, amounts reclassified to held for sale.
Additions, net of disposals, of $1.5 billion during the period primarily relate to the equity accounted investment in GrafTech upon deconsolidation, as well as the equity accounted investment in Brookfield Asset Management Reinsurance Partners Ltd. (“BAMR”) as part of the spin-off. These were partially offset by the sale of an equity accounted investment at our advanced energy storage operations within our Private Equity segment as at June 30, 2021